Basis for the presentation of the consolidated financial statements and applicable accounting standard (Tables)	12 Months Ended
Dec. 31, 2024
Basis for the presentation of the consolidated financial statements and applicable accounting standard [Abstract]
Summary of Consolidated Subsidiaries
As of December 31, 2024, and 2023 and for the years ended December 31, 2024, 2023 and 2022, the Entity has consolidated its financial statements with the financial statements of the following companies:

Subsidiaries	Registered Office	Province	Country	Main Business Activity
Volkswagen Financial Services Cía. Financiera S.A.	Av. Córdoba 111, 30th floor	City of Buenos Aires	Argentina	Financing
PSA Finance Arg. Cía. Financiera S.A.	Carlos María Della Paolera 265, 22nd floor	City of Buenos Aires	Argentina	Financing
Consolidar Administradora de Fondos de Jubilaciones y Pensiones S.A. (undergoing liquidation proceedings) (1)	Av. Córdoba 111, 22nd floor	City of Buenos Aires	Argentina	Retirement and Pension Fund Manager
BBVA Asset Management Argentina S.A.U. Sociedad Gerente de Fondos Comunes de Inversión	Av. Córdoba 111, 30th floor	City of Buenos Aires	Argentina	Mutual Funds Management
(1)Consolidar Administradora de Fondos de Jubilaciones y Pensiones S.A. (undergoing liquidation proceedings) (“Consolidar A.F.J.P. S.A. (undergoing liquidation proceedings)”): a corporation incorporated under the laws of Argentina undergoing liquidation proceedings. On December 4, 2008, Law No. 26,425 was enacted, providing for the elimination and replacement of the capitalization regime that was part of the Integrated Retirement and Pension System, with a single pay-as-you go system named the Argentine Integrated Retirement and Pensions System (SIPA). Consequently, Consolidar A.F.J.P. S.A. (undergoing liquidation proceedings) ceased to manage the resources that were part of the individual capitalization accounts of affiliates and beneficiaries of the capitalization regime of the Integrated Retirement and Pension System, which were transferred to the Guarantee Fund for the Sustainability of the Argentine Retirement and Pension Regime as they were already invested, and the Argentine Social Security Office (ANSES, as per its Spanish acronym) is now the sole and exclusive owner of those assets and rights. Likewise, on October 29, 2009, the ANSES issued Resolution 290/2009, whereby retirement and pension fund managers interested in reconverting their corporate purpose to manage the funds for voluntary contributions and deposits held by participants in their capitalization accounts had 30 business days to express their intention to that end. On December 28, 2009, based on the foregoing and taking into consideration that it is impossible for Consolidar A.F.J.P. S.A. (undergoing liquidation proceedings) to comply with the corporate purpose for which it was incorporated, it was resolved, at a Unanimous General and Extraordinary Shareholders’ Meeting to approve the dissolution and subsequent liquidation of that company effective as of December 31, 2009.
On December 7, 2010, Consolidar A.F.J.P. S.A. (undergoing liquidation proceedings) filed a lawsuit for damages against the Argentine government under case No. 40.437/2010. The lawsuit was ratified by BBVA Banco Francés in its capacity as the Company’s majority shareholder. On July 1, 2021, a decision rejecting the claim was issued. On August 9, 2022, Room I of the Federal Court of Appeals in Contentious and Administrative Matters ratified the trial court decision. On August 25, 2022, a federal extraordinary appeal was filed against the abovementioned resolution, which was partially accepted in regard to the federal issue at stake and rejected the request concerning the grounds of arbitrariness through the court decision dated September 15, 2022. Considering the partial rejection, an appeal was filed with the Argentine Supreme Court of Justice on September 21, 2022. As of the date of issuance of these financial statements, neither the outcome of the legal process referred to above nor the final assessment of the case by the Argentine Supreme Court of Justice can be estimated. Similarly, in the hypothetical event of a rejection, all or part of the legal costs may be imposed on Consolidar AFJP S.A.
(undergoing liquidation proceedings) and the assets of such entity were insufficient to bear them, the Bank would bear these expenses, reserving the right to recover the proportional part related to the remaining shareholder.
Summary of Interest in Consolidated Companies
As of December 31, 2024 and 2023 and for the years ended December 31, 2024, 2023 and 2022, the Entity’s interest in its consolidated companies was as follows:

Subsidiaries	Shares		Interest held by the Entity		Non-controlling Interests
	Type	Number	% of Total Shares	% of Total Votes	% of Total Shares	% of Total Votes
Volkswagen Financial Services Cía. Financiera S.A.	Common	897,000,000	51.00%	51.00%	49.00%	49.00%
PSA Finance Arg. Cía. Financiera S.A. (1)	Common	52,178	50.00%	50.00%	50.00%	50.00%
Consolidar Administradora de Fondos de Jubilaciones y Pensiones S.A.(undergoing liquidation proceedings) (2)	Common	235,738,503	53.89%	53.89%	46.11%	46.11%
BBVA Asset Management Argentina S.A.U. Sociedad Gerente de Fondos Comunes de Inversión	Common	242,524	100.00%	100.00%	0.00%	0.00%
(1)According to the Shareholders’ Agreement, the Bank controls the entity because it is exposed, or has rights, to variable returns from its continued involvement with the entity and has the ability to direct the relevant activities in order to affect those returns, such as financial and risk management activities, among others.
(2)On November 28, 2023, a contribution of 120,000 (327,849 in restated values) was made, which was integrated in cash. The Bank subscribed 64,667 (176,682 in restated values) and Banco Bilbao Vizcaya Argentaria S.A. (BBVA) 55,333 (151,167 in restated values).
Summary of Entity's and Subsidiaries' Total Assets, Liabilities, and Equity
The Entity’s and its subsidiaries’ total assets, liabilities and equity as of December 31, 2024 and 2023, are as follows:

The Entity’s and its subsidiaries’	December 31, 2024
	Assets	Liabilities	Equity attributable to owners of the Bank	Non-controlling interests	Total comprehensive (loss) income attributable to owners of the Bank	Total comprehensive (loss) income attributable to non-controlling interests
Volkswagen Financial Services Cía. Financiera S.A.	261,564,794	203,903,249	29,407,389	28,254,156	4,255,249	4,088,374
PSA Finance Arg. Cía. Financiera S.A.	151,119,864	123,816,237	13,651,813	13,651,814	(1,034,078)	(1,034,076)
Consolidar Administradora de Fondos de Jubilaciones y Pensiones S.A.(undergoing liquidation proceedings)	421,826	70,921	189,103	161,802	(133,781)	(114,467)
BBVA Asset Management Argentina S.A.U. Sociedad Gerente de Fondos Comunes de Inversión	38,608,100	7,793,335	30,814,765	-	19,937,278	-
The Entity	14,480,987,575	11,907,228,110	2,573,759,465	-	39,531,947	-
Eliminated	(212,808,316)	(138,745,246)	(74,063,070)	-	(23,024,668)	-
The Group	14,719,893,843	12,104,066,606	2,573,759,465	42,067,772	39,531,947	2,939,831

The Entity’s and its subsidiaries’	December 31, 2023
	Assets	Liabilities	Equity attributable to owners of the Bank	Non-controlling interests	Total comprehensive (loss) income attributable to owners of the Bank	Total comprehensive (loss) income attributable to non-controlling interests
Volkswagen Financial Services Cía. Financiera S.A.	153,853,857	104,535,935	25,152,144	24,165,778	1,756,722	1,687,841
PSA Finance Arg. Cía. Financiera S.A.	100,441,859	71,070,078	14,685,891	14,685,890	602,968	602,974
Consolidar Administradora de Fondos de Jubilaciones y Pensiones S.A.(undergoing liquidation proceedings)	651,727	52,574	322,880	276,273	52,224	44,685
BBVA Asset Management Argentina S.A.U. Sociedad Gerente de Fondos Comunes de Inversión	29,983,496	5,171,628	24,811,868	-	16,414,383	-
The Entity	13,164,932,555	10,123,203,744	3,041,728,811	-	797,200,917	-
Eliminated	(144,323,240)	(79,350,457)	(64,972,783)	-	(18,826,297)	-
The Group	13,305,540,254	10,224,683,502	3,041,728,811	39,127,941	797,200,917	2,335,500